Short-term Loans (Details) - Schedule of Short-Term Loans - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total short-term loans		$ 5,263,128	$ 5,387,400
Hunyuan Rural Credit Cooperative Association [Member]
Short-Term Debt [Line Items]
Total short-term loans	[1]	5,228,800	5,352,188
Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans	[2]	$ 34,328	$ 35,212

[1]	On April 28, 2023, Datong Ruisheng entered into a new bank loan agreement with Shanxi Hunyuan Rural Commercial Bank Co., Ltd to borrow approximately $5.4 million (RMB38 million) as working capital loan from April 28, 2023 to April 13, 2024. The loan bears a fixed interest rate of 6.55% per annum. The loan is guaranteed by Beijing REIT Ecological. Zhongrong Honghe Eco Construction Materials Co., Ltd, a related party, pledged a land use right for the loan. The loans were fully repaid on April 10, 2024.

On April 10, 2024, Datong Ruisheng entered into a new bank loan agreement with Shanxi Hunyuan Rural Commercial Bank Co., Ltd to borrow approximately $5.2 million (RMB38 million) as working capital loan from April 10, 2024 to March 28, 2025. The loan bears a fixed interest rate of 6.55% per annum. The loan is guaranteed by Beijing REIT Ecological. Zhongrong Honghe Eco Construction Materials Co., Ltd, a related party, pledged a land use right for the loan.

[2]	On March 3, 2023, IoV Technology Research entered into a line of credit agreement with Bank of China. The agreement allows IoV Technology Research to obtain loans up to approximately $35,212 (RMB250,000) for use as working capital between March 3, 2023 and March 2, 2024 for a term of one year. The loan bears a fixed interest rate of 4.35% per annum. Subsequently, the loan was extended to December 2, 2024.